SHARE-BASED COMPENSATION - Summary of Share Options Activity (Detail) - Share options [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
2006 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Share Options, Beginning Balance	2,151,432
Number of Share Options, Exercised	(267,141)
Number of Share Options, Ending Balance	1,884,291	2,151,432
Number of Share Options, Fully vested and exercisable	1,884,291
Weighted-Average Exercise Price, Beginning Balance	$ 1.72
Weighted-Average Exercise Price, Exercised	1.49
Weighted-Average Exercise Price, Ending Balance	1.75	$ 1.72
Weighted-Average Exercise Price, Fully vested and exercisable	$ 1.75
Weighted-Average Remaining Contractual Term, Outstanding	2 months 19 days
Weighted-Average Remaining Contractual Term, Fully vested and exercisable	2 months 19 days
Aggregate Intrinsic Value, Outstanding	$ 8,347
Aggregate Intrinsic Value, Fully vested and exercisable	$ 8,347
2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Share Options, Beginning Balance	19,776,978
Number of Share Options, Granted	12,159,207
Number of Share Options, Exercised	(122,040)
Number of Share Options, Forfeited or expired	(2,967,918)
Number of Share Options, Ending Balance	28,846,227	19,776,978
Number of Shares Options, Fully vested and expected to vest	28,846,227
Number of Shares Options, Exercisable	13,002,909
Weighted-Average Exercise Price, Beginning Balance	$ 7.01
Weighted-Average Exercise Price, Granted	4.13
Weighted-Average Exercise Price, Exercised	5.44
Weighted-Average Exercise Price, Forfeited or expired	5.82
Weighted-Average Exercise Price, Ending Balance	5.93	$ 7.01
Weighted-Average Exercise Price, Fully vested and expected to vest	5.93
Weighted-Average Exercise Price, Exercisable	$ 6.21
Weighted-Average Remaining Contractual Term, Outstanding	7 years 3 months
Weighted-Average Remaining Contractual Term, Fully vested and expected to vest	7 years 3 months
Weighted-Average Remaining Contractual Term, Exercisable	5 years 4 months 17 days
Aggregate Intrinsic Value, Outstanding	$ 28,312
Aggregate Intrinsic Value, Fully vested and expected to vest	28,312
Aggregate Intrinsic Value, Exercisable	$ 6,999
MRP Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Share Options, Granted	0	0
Number of Share Options, Exercised	0	0	0
MRP Share Incentive Plan [Member] | Cash-settled [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Share Options, Beginning Balance	7,383,408
Number of share Options, Vested	(6,357,751)
Number of Share Options, Ending Balance	1,025,657	7,383,408
Weighted-Average Remaining Contractual Term, Outstanding	7 years 3 months
Melco International Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Share Options, Beginning Balance	14,200,000
Number of Share Options, Exercised	0	0
Number of Share Options, Ending Balance	14,200,000	14,200,000
Number of Shares Options, Fully vested and expected to vest	14,200,000
Number of Shares Options, Exercisable	4,734,000
Weighted-Average Exercise Price, Beginning Balance	$ 2.43
Weighted-Average Exercise Price, Ending Balance	2.45	$ 2.43
Weighted-Average Exercise Price, Fully vested and expected to vest	2.45
Weighted-Average Exercise Price, Exercisable	$ 2.45
Weighted-Average Remaining Contractual Term, Outstanding	8 years 8 months 8 days
Weighted-Average Remaining Contractual Term, Fully vested and expected to vest	8 years 8 months 8 days
Weighted-Average Remaining Contractual Term, Exercisable	8 years 8 months 8 days
Aggregate Intrinsic Value, Outstanding	$ 0
Aggregate Intrinsic Value, Fully vested and expected to vest	0
Aggregate Intrinsic Value, Exercisable	$ 0